2014 Private Placements - Additional Information (Detail) (USD $)	0 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended		3 Months Ended
	Jan. 31, 2013	Mar. 31, 2014	Dec. 31, 2013	Jan. 31, 2014 January Private Placements	Feb. 28, 2014 February Private Placements	Mar. 31, 2014 2014 Private Placements
Class of Warrant or Right [Line Items]
Private offering, aggregate principal amount				$ 11,325,000	$ 16,050,000
Secured convertible promissory notes, interest rate				15.00%	15.00%	15.00%
Warrants to purchase, exercise price	0.25			5.00		5.00
Proceeds from private offering		27,375,000		10,506,000	14,919,000
Debt Conversion, Description						The shares of common stock issuable upon conversion of the 15% Notes shall equal (i) the principal amount of the note divided by (ii) $5.00 (the "Conversion Price").
Debt, conversion price per share						$ 5.00
Debt instrument, percentage of principal and Accrued interest			115.00%			115.00%
Derivative liability		$ 21,709,350
Warrants, issued for advisory services	200,000					5,475,000
Warrant exercise period	5 years					5 years